Trade and Other Receivables - Tabular Disclosure of Trade and Other Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepayments, tax receivables and others:
Income tax	$ 11,995
Prepaid expenses and other receivables	9,884	$ 9,594	$ 10,646
Value Added Tax ("VAT")	5,562
Minimum presumed income tax	1,034	1,462
Turnover tax	789	455	496
Prepayments And Other Taxes Receivable NonCurrent	29,264	11,511	11,142
Natural gas surplus injection stimulus program		3,600	9,049
Advances and loans to employees	546	772
Natural gas surplus injection stimulus program	4,012	7,797	6,899
Loans to third parties		1,241
Receivables from services to third parties	1,974	3,797	2,850
Price stability program of NGL	322	480	151
Director's advances and loans to employees	499	284	1,818
Grants on propane credit			982
Related parties (Note 27)		3,169	186
Balances with joint operations	24	14
Others	18	730	786
Current financial assets	6,849	17,512	150,495
Non-current financial assets	546	4,372	9,049
Total non-current other receivables	29,810	15,883	20,191
Receivables from oil and gas sales (net)	23,260	52,676	55,032
Checks to be deposited		3	883
Trade receivables	23,260	52,679	55,915
Income tax	254	16,274	3,826
Value Added Tax ("VAT")	17,022	3,953	10,127
Prepaid expenses	3,228	1,861	572
Turnover tax	406	1,158	1,938
Prepayments And Other Taxes Receivable Current	20,910	23,246	16,463
Financial assets:
Other receivables	27,759	40,758	30,135
Total current trade and other receivables	$ 51,019	$ 93,437	$ 86,050